Condensed Financial Information of Parent Company	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company [Abstract]
Condensed Financial Information of Parent Company

AMERICAN FINANCIAL GROUP, INC.—PARENT ONLY

SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF REGISTRANT

(In Millions)

Condensed Balance Sheet

	December 31
	2011	2010
Assets:
Cash and investments	$456	$412
Investment in subsidiaries (a)	4,732	4,677
Other assets	105	36

Total assets	$5,293	$5,125

Liabilities and Equity:
Long-term debt	$600	$600
Other liabilities	282	194
Shareholders’ equity	4,411	4,331

Total liabilities and equity	$5,293	$5,125

Condensed Statement of Earnings

	Year ended December 31,
	2011	2010	2009
Revenues:
Dividends from subsidiaries	$544	$554	$673
Equity in undistributed earnings of subsidiaries	164	301	229
Investment and other income (b)	2	4	2

Total revenues	710	859	904

Costs and Expenses:
Interest charges on intercompany borrowings	11	12	13
Interest charges on other borrowings	53	46	37
Other operating and general expenses	65	51	47

Total costs and expenses	129	109	97

Operating earnings before income taxes	581	750	807
Provision for income taxes	239	268	284

Net Earnings Attributable to Shareholders	$342	$482	$523

Condensed Statement of Comprehensive Income

Net earnings attributable to shareholders	$342	$482	$523
Other comprehensive income, net of tax	85	336	918

Total comprehensive income, net of tax	$427	$818	$1,441

(a)	Investment in subsidiaries includes intercompany receivables and payables.
(b)	Includes mark-to-market adjustments on trading securities.

Condensed Statement of Cash Flows

	Year ended December 31,
	2011	2010	2009
Operating Activities:
Net earnings attributable to shareholders	$342	$482	$523
Adjustments:
Equity in net earnings of subsidiaries	(439)	(551)	(587)
Dividends from subsidiaries	542	550	636
Other operating activities, net	17	—	14

Net cash provided by operating activities	462	481	586

Investing Activities:
Purchases of investments, property and equipment	(54)	(13)	(14)
Net capital contributions to subsidiaries	(27)	(97)	(170)
Proceeds from maturities and redemptions of investments	4	—	1
Proceeds from sales of investments, property and equipment	5	—	15

Net cash used in investing activities	(72)	(110)	(168)

Financing Activities:
Additional long-term borrowings	—	128	522
Reductions of long-term debt	—	—	(776)
Issuances of Common Stock	37	31	14
Repurchases of Common Stock	(315)	(292)	(81)
Cash dividends paid on Common Stock	(67)	(63)	(60)
Other financing activities, net	—	(2)	—

Net cash provided by (used in) financing activities	(345)	(198)	(381)

Net change in cash and cash equivalents	45	173	37

Cash and cash equivalents at beginning of year	370	197	160

Cash and cash equivalents at end of year	$415	$370	$197